Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions
Related Party Transactions

16. Related Party Transactions

          During the years ended December 31, 2012, 2013 and 2014, there were related party transactions with a shareholder and an equity investee as follows:

	2012		2013		2014
	(In millions of Korean Won)
Sales to related parties	~~W~~	30,061	~~W~~	18,562	~~W~~	11,441
Purchases from related parties		3,312		1,212		599
Amounts due from related parties		2,657		1,773		1,365
Amounts due to related parties		6,699		5,756		5,111

          On April 1, 2008, GungHo Online Entertainment, Inc. became a majority shareholder by acquiring 52.39% of the voting shares from Heartis Inc., the former majority shareholder, and acquired additional 6.92% voting shares on June 23 and June 24, 2008. The transactions with GungHo and the related balances during 2012, 2013 and 2014 were included in related party transactions above.

          Due to the disposal of equity investments in Ingamba LLC, in May 2012, and Gravity EU SAS, in November 2014, the related party relationships between the Company and those equity investees were discontinued. Therefore, the transactions with Ingamba LLC and Gravity EU SAS that occurred before the disposal of the equity investments were included in the related party transactions. Sales to Ingamba LLC were ~~W~~138 million in 2012 and Sales to Gravity EU SAS were ~~W~~237 million in 2014.